Variable interest entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Included in Consolidated Balance Sheets:
Current assets	$ 418,603	$ 652,425
Current liabilities	494,034	496,868
Equity attributable to Curaleaf Holdings, Inc.	1,050,642	1,279,705	$ 1,546,124
Revenues	1,346,632	1,275,420
Net loss	(290,337)	(376,932)
Net loss attributable to Curaleaf Holdings, Inc.	(281,197)	(370,099)
VIE
Included in Consolidated Balance Sheets:
Current assets	356,037	552,607
Non-current assets	2,371,221	2,462,114
Current liabilities	924,456	917,905
Non-current liabilities	914,807	1,009,701
Equity attributable to Curaleaf Holdings, Inc.	711,380	1,016,691
Revenues	1,282,701	1,298,652
Net loss attributable to Curaleaf Holdings, Inc.	$ 211,467	$ 349,324